EMPLOYEE POST-RETIREMENT BENEFITS (Details 4) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net change in the Level III fair value category
Plan assets at fair value – end of year	2,187	1,857
Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – end of year	18	19
Other Investments: Private Equity Funds
Net change in the Level III fair value category
Plan assets at fair value – end of year	18	19
Other Investments: Private Equity Funds | Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	19	20
Purchases and sales	(4)
Realized and unrealized losses	3	(1)
Plan assets at fair value – end of year	18	19